Summary of Significant Accounting Policies (Policies)	9 Months Ended
May 31, 2019
Statements [Line Items]
Change in Accounting Policy - IFRS 9 [Policy Text Block]

Change in Accounting Policy – IFRS 9

The Company adopted all of the requirements of IFRS 9 as of September 1, 2018. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”). IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model.

As the Company is not restating prior periods, management has recognized the effects of modified retrospective application at the beginning of the fiscal 2019 reporting period, which included the date of initial application. Therefore, on September 1, 2018 the adoption of IFRS 9 resulted in a decrease in deficit of $5.8 million with a corresponding increase in the carrying value of the Liberty loan for the same amount. See Note 5 for further details.

The following is the Company’s new accounting policy for financial instruments since adoption of IFRS 9 on September 1, 2018:

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss at fair value through other comprehensive income (loss), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and the debt’s contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Measurement

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment. Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise.

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve-month expected credit losses. The Company shall recognize in the consolidated statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Derecognition of Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of comprehensive loss.

The original measurement categories under IAS 39 and the new measurement categories under IFRS 9 are summarized in the following table:

	Original (IAS 39)	New (IFRS 9)
Financial Assets:
Cash	Loans and receivables	Amortized cost
Marketable securities	Available for sale (designated to profit and loss)	Fair value through profit or loss
Accounts receivable	Loans and receivables	Amortized cost

Financial Liabilities:
Accounts payable	Other liabilities	Amortized cost
Loan payable	Amortized cost	Amortized cost
Convertible debenture	Other financial liabilities	Other financial liabilities
Convertible debenture derivative	Fair value through profit or loss	Fair value through profit or loss
Warrants	Fair value through profit or loss	Fair value through profit or loss

Presentation Currency [Policy Text Block]	Presentation Currency The Company’s presentation currency is the United States Dollar (“USD”). All amounts in these financial statements are presented in thousands of USD unless otherwise noted.
Foreign Exchange Rates Used [Policy Text Block]

Foreign Exchange Rates Used

The following exchange rates were used when preparing these consolidated financial statements:

Rand/USD
Period-end rate:	R14.6127 (August 31, 2018 R14.6883)
9-month period average rate:	R14.2436 (May 31, 2018 R12.7354)

CAD/USD
Period-end rate:	CAD$1.3527 (August 31, 2018 CAD$1.3055)
9-month period average rate:	CAD$1.3267 (May 31, 2018 CAD$1.2665)

Recently Issued Accounting Pronouncements [Policy Text Block]

Recently Issued Accounting Pronouncements

The following new accounting standards, amendments and interpretations, that have not been early adopted in these consolidated financial statements, will or may have an effect on the Company’s future results and financial position:

(i)	IFRS 16, Leases

In January 2016, the IASB issued IFRS 16. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, which is the customer (“lessee”) and the supplier (“lessor”). IFRS 16 replaces IAS 17, Leases and related interpretations. Save for limited exceptions, all leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing. Accordingly, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize:

i)	Assets and liabilities for all leases with a term of more than 12 months, unless the underlying assets is of low value; and

ii)	Depreciation of lease assets separately from interest on lease liabilities in the statement of income.

The new standard is effective for annual periods beginning on or after January 1, 2019. As the Company’s year end is August, the first effective year will be fiscal 2020. The adoption of this standard will result in the recording of a lease asset and a corresponding lease liability on the statements of financial position.

Based on the Company’s current leasing activity, the adjustment will not be significant.